SCHEDULE OF INPUTS OF RIGHT OF USE ASSET AND LIABILITY (Details)	Jan. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Remaining lease term (in years)	3 months
Discount rate	12.00%